Related Party Transaction - Balances and Transaction with Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties-non current	$ 904	$ 1,449
Amounts due from related parties-current	2,372
Amounts due to related parties-current	1,101	164
Metropolis Holding China Limited [Member] | Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amounts due from related parties-non current	904	1,449
Amounts due from related parties-current	361
Amounts due to related parties-current	13	164
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties-current	2,011
Amounts due to related parties-current	$ 1,088